Pensions and Other Postretirement Benefits (Funding Policy and Plan Asset Allocation) (Details) - Pensions [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Going concern basis excess (deficit) funded status		$ 3,500
Solvency basis excess (deficit) funded status		$ 600
Expected going concern basis excess (deficit) funded status	$ 3,400
Expected solvency basis excess (deficit) funded status	500
Cash contribution to pension plan, expected to be	135
Actual contributions for all pension plans contributed in next fiscal year	$ 64
Policy	100.00%
Actual plan asset allocation	100.00%	100.00%
Cash and short-term investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	2.00%
Actual plan asset allocation	3.00%	3.00%
Bonds and mortgages [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	41.00%
Actual plan asset allocation	37.00%	36.00%
Percentage of bonds guaranteed by governments and corporate entities (in hundredths)	80.00%	80.00%
Emerging market debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	1.50%
Actual plan asset allocation	2.00%	3.00%
Private debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	1.50%
Actual plan asset allocation	3.00%	3.00%
Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	35.00%
Actual plan asset allocation	38.00%	37.00%
Maximum percentage of equity investments allocated to an individual issuer (in hundredths)	3.00%	1.00%
Maximum percentage of equity investments allocated to an industry sector (in hundredths)	17.00%	12.00%
Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	4.00%
Actual plan asset allocation	2.00%	2.00%
Oil and gas [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	7.00%
Actual plan asset allocation	3.00%	5.00%
Infrastructure and private debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	4.00%
Actual plan asset allocation	3.00%	3.00%
Absolute return [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	10.00%
Actual plan asset allocation	10.00%	10.00%
Risk-factor allocation [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	0.00%
Actual plan asset allocation	1.00%	1.00%
Investment related liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	(6.00%)
Actual plan asset allocation	(2.00%)	(3.00%)
Bonds and derivative financial instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	46.00%
Derivative financial instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	5.00%
Equity investments and derivative financial instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	40.00%
Equity Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	5.00%